BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) £ / shares in Units, £ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2024 GBP (£) £ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£) £ / shares	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of information about consolidated structured entities [line items]
Nominal value per share | £ / shares	£ 0.01		£ 0.01
Number of major product categories	5
Cash and cash equivalents net of bank overdrafts	£ 492		£ 994	£ 461	£ 611
Euro commercial paper
Disclosure of information about consolidated structured entities [line items]
Notional amount	2,000
US Dollar commercial paper
Disclosure of information about consolidated structured entities [line items]
Notional amount | $		$ 10.0
September 2024
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities | $		$ 1.3
September 2026
Disclosure of information about consolidated structured entities [line items]
Undrawn credit facilities	£ 900